SHORT-TERM AND LONG-TERM DEBT - Components (Details) - USD ($)	Dec. 31, 2022	Sep. 30, 2022	Apr. 30, 2022	Dec. 31, 2021	Feb. 29, 2020	Jul. 31, 2019
Debt Instrument [Line Items]
Total debt	$ 1,732,679,000			$ 1,652,432,000
Current portion of debt	(99,706,000)			(85,879,000)
Long-term portion of debt issuance costs	(13,749,000)			(14,606,000)
Long-term debt	1,619,224,000			1,551,947,000
$320 Million Sale and Leaseback
Debt Instrument [Line Items]
Gross price			$ 320,000,000
Flex Resolute $150 Million Facility
Debt Instrument [Line Items]
Maximum borrowing capacity	150,000,000
Flex Enterprise $150 Million Facility
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 150,000,000
$100 million secured term loan and revolving credit facility
Debt Instrument [Line Items]
Maximum borrowing capacity						$ 100,000,000
Face amount						$ 100,000,000
$629 Million Facility
Debt Instrument [Line Items]
Maximum borrowing capacity					$ 629,000,000
Floating rate debt
Debt Instrument [Line Items]
Total debt	1,329,878,000			1,157,523,000
Floating rate debt | $320 Million Sale and Leaseback
Debt Instrument [Line Items]
Gross price	320,000,000
Total debt	305,974,000			0
Floating rate debt | Flex Resolute $150 Million Facility
Debt Instrument [Line Items]
Maximum borrowing capacity	150,000,000
Total debt	150,000,000			0
Floating rate debt | Flex Enterprise $150 Million Facility
Debt Instrument [Line Items]
Maximum borrowing capacity	150,000,000
Total debt	147,542,000			0
Floating rate debt | $125 revolving credit facility
Debt Instrument [Line Items]
Face amount	125,000,000
Total debt	119,475,000			0
Floating rate debt | $250 Million Term Loan Facility
Debt Instrument [Line Items]
Maximum borrowing capacity	250,000,000
Total debt	0			220,313,000
Floating rate debt | $100 million secured term loan and revolving credit facility
Debt Instrument [Line Items]
Maximum borrowing capacity	100,000,000
Floating rate debt | $50 million term loan under $100 Million Facility
Debt Instrument [Line Items]
Face amount	50,000,000
Total debt	0			44,080,000
Floating rate debt | Flex Rainbow Sale and Leaseback
Debt Instrument [Line Items]
Total debt	0			131,906,000
Floating rate debt | $629 Million Facility
Debt Instrument [Line Items]
Maximum borrowing capacity	629,000,000
Total debt	467,865,000			613,512,000
Floating rate debt | Flex Amber Sale and Leaseback
Debt Instrument [Line Items]
Total debt	139,022,000			147,712,000
Fix rate debt
Debt Instrument [Line Items]
Total debt	152,801,000			430,829,000
Fix rate debt | Hyundai Glovis Sale and Charterback
Debt Instrument [Line Items]
Total debt	0			271,381,000
Fix rate debt | Flex Volunteer Sale and Leaseback
Debt Instrument [Line Items]
Total debt	152,801,000			159,448,000
Line of credit
Debt Instrument [Line Items]
Total debt	250,000,000			64,080,000
Line of credit | $375 million revolving credit facility
Debt Instrument [Line Items]
Maximum borrowing capacity	375,000,000
Line of credit | $100 million secured term loan and revolving credit facility
Debt Instrument [Line Items]
Maximum borrowing capacity	100,000,000
Line of credit | $70 million revolving tranche under $100 Million Facility
Debt Instrument [Line Items]
Face amount	70,000,000
Total debt	0			64,080,000
Line of credit | $250 million revolving tranche under the $375 Million Facility
Debt Instrument [Line Items]
Face amount	250,000,000
Total debt	$ 250,000,000			$ 0